Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Investment options in the Plan include collective trust funds managed by the Trustee or its affiliates. A portion of the Plan’s assets are invested in shares of Constellation’s common stock and the Plan allows for loans that are notes receivable from participants. These transactions qualify as exempt party-in-interest transactions, in accordance with ERISA. There have been no known prohibited transactions with a party-in-interest.